UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Dr.; Suite 400 Broadview Heights, OH 44147
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Trend Aggregation U.S. ETF (TAEQ)
Trend Aggregation ESG ETF (TEGS)
Trend Aggregation Dividend Stock ETF (TADS)
Trend Aggregation Aggressive Growth ETF (TAAG)

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on www.tuttleetf.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may elect to receive all future reports in paper free of charge.

TABLE OF CONTENTS

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at April 1, 2020 and held through the period ended September 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid during the Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of fund shares as described in the fund's prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20 (1)	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid(1)	Total Return(1)	Hypothetical Expenses Paid(1)(2)	Annualized Net Expense Ratio
Trend Aggregation U.S. ETF	$1,000.00	$1,068.70	$1,017.45	$6.29	6.87%	$7.69	1.53%
Trend Aggregation ESG ETF	1,000.00	1,093.00	1,017.05	6.70	9.30	8.09	1.60
Trend Aggregation Dividend Stock ETF	1,000.00	1,067.60	1,017.30	6.41	6.76	7.84	1.55
Trend Aggregation Aggressive Growth ETF	1,000.00	1,148.30	1,017.05	6.87	14.83	8.09	1.60

(1) Information shown reflects values for the stub period of 146 days of May 7, 2020 (commencement of operations) to September 30, 2020 and has been calculated using expense ratios and rates of return of the same period.
(2) Represents the hypothetical 5% annual return before taxes.

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	1.9%
Consumer Discretionary	9.1
Consumer Staples	12.6
Financials	5.0
Health Care	17.3
Industrials	1.0
Information Technology	12.3
Exchange-Traded Funds	40.8
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value*
Common Stocks		
Communication Services — 1.8%		
7,505	Electronic Arts, Inc.	$978,727
Consumer Discretionary — 8.7%		
3,565	Advance Auto Parts, Inc.	547,228
5,026	Best Buy Co., Inc.	559,343
5,957	Dollar Tree, Inc.	544,113
8,715	eBay, Inc.	454,052
4,889	Garmin, Ltd.	463,771
7,166	Pinduoduo, Inc., ADR	531,358
3,451	Target Corp.	543,256
4,606	Tiffany & Co.	533,605
2,990	Whirlpool Corp.	549,831
		4,726,557
Consumer Staples — 12.2%		
9,616	Campbell Soup Co.	465,126
4,655	Clorox Co. (The)	978,341
28,037	ConAgra Brands, Inc.	1,001,200
1,554	Costco Wholesale Corp.	551,670
7,664	General Mills, Inc.	472,716
7,250	Kellogg Co.	468,278
18,287	Kraft Heinz Co. (The)	547,696
13,640	Kroger Co. (The)	462,532
16,315	Molson Coors Brewing Co.	547,531
15,035	Walgreens Boots Alliance, Inc.	540,057
3,880	Walmart, Inc.	542,851
		6,577,998
Financials — 4.8%		
4,521	Assurant, Inc.	548,443
9,405	E*TRADE Financial Corp.	470,720
2,681	Everest Re Group, Ltd.	529,605
9,106	State Street Corp.	540,259
4,927	Travelers Cos., Inc. (The)	533,052
		2,622,079

See notes which are an integral part of the Financial Statements

Shares		Fair Value
Health Care — 16.8%		
6,177	Abbvie, Inc.	$ 541,043
10,172	AmerisourceBergen Corp.	985,870
1,875	Amgen, Inc.	476,550
1,791	Anthem, Inc.	481,045
6,883	BioMarin Pharmaceutical, Inc.	523,659
9,613	Centene Corp.	560,726
6,061	Cigna Corp.	1,026,794
17,178	CVS Health Corp.	1,003,195
3,545	Eli Lilly & Co.	524,731
7,779	Henry Schein, Inc.	457,250
6,630	McKesson Corp.	987,406
1,715	Regeneron Pharmaceuticals, Inc.	960,023
1,986	Vertex Pharmaceuticals, Inc.	540,430
		9,068,722
Industrials — 1.0%		
5,204	C.H. Robinson Worldwide, Inc.	531,797
Information Technology — 11.8%		
2,130	Accenture PLC, Class A	481,359
1,477	ASML Holding NV, NYS	545,412
2,338	Autodesk, Inc.	540,101
4,725	CDW Corp.	564,779
11,895	Cisco Systems, Inc.	468,544
3,913	Citrix Systems, Inc.	538,859
4,560	Fortinet, Inc.	537,214
58,474	Hewlett Packard Enterprise Co.	547,901
29,109	HP, Inc.	552,780
2,834	KLA Corp.	549,059
2,881	Splunk, Inc.	542,002
1,542	Tyler Technologies, Inc.	537,480
		6,405,490
Total Common Stocks (Cost $30,729,873)		**$30,911,370**
Exchange-Traded Funds — 39.3%		
347,547	Cambria Tail Risk ETF	7,507,015
58,473	iShares 1-3 Year Treasury Bond ETF	5,058,499
45,403	iShares 3-7 Year Treasury Bond ETF	6,065,387
6,001	iShares TIPS Bond ETF	759,127
31,410	ProShares Short VIX Short-Term Futures ETF	1,115,055
27,740	Quadratic Interest Rate Volatility and Inflation ETF	760,631
		21,265,714
Total Exchange-Traded Funds (Cost $21,317,235)		**$21,265,714**
Total Investments (Cost $52,047,108) — 96.4%		**$52,177,084**
Other Assets in Excess of Liabilities — 3.6%		**1,924,167**
Net Assets — 100.0%		**$54,101,251**

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
NYS — New York Shares
PLC — Public Liability Company
TIPS — Treasury Inflation Protected Security

See notes which are an integral part of the Financial Statements.

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	3.6%
Consumer Discretionary	2.8
Consumer Staples	15.9
Financials	2.5
Health Care	13.5
Industrials	7.3
Information Technology	2.5
Materials	3.6
Real Estate	5.4
Utilities	2.2
Exchange-Traded Funds	40.7
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value*
Common Stocks		
Communication Services — 3.5%		
709	Facebook, Inc., Class A	$185,687
10,515	The New York Times Co., Class A	449,937
		635,624
Consumer Discretionary — 2.7%		
145	Chipotle Mexican Grill, Inc.	180,338
2,734	Garmin, Ltd.	259,347
552	Tiffany & Co.	63,949
		503,634
Consumer Staples — 15.3%		
302	Clorox Co. (The)	63,471
5,424	Darling Ingredients, Inc.	195,427
1,071	General Mills, Inc.	66,059
1,833	Hershey Co. (The)	262,742
5,237	Hormel Foods Corp.	256,037
2,280	J.M. Smucker Co. (The)	263,386
5,069	Kellogg Co.	327,407
11,471	Keurig Dr Pepper, Inc.	316,600
1,747	Kimberly-Clark Corp.	257,962
501	Kraft Heinz Co. (The)	15,005
5,395	Kroger Co. (The)	182,944
447	Molson Coors Brewing Co.	15,001
2,394	PepsiCo, Inc.	331,808
1,863	Walmart, Inc.	260,653
		2,814,502
Financials — 2.4%		
293	Bank of Hawaii Corp.	14,802
686	Cathay General BanCorp	14,872
347	Citigroup, Inc.	14,959
383	CME Group, Inc.	64,080

See notes which are an integral part of the Financial Statements.

Shares		Fair Value
Financials — (Continued)		
461	East West BanCorp, Inc.	$ 15,094
408	Hartford Financial Services Group, Inc. (The)	15,039
498	Heartland Financial USA, Inc.	14,938
569	International Bancshares Corp.	14,828
477	Lincoln National Corp.	14,944
1,778	New York Community BanCorp, Inc.	14,704
1,179	Old National BanCorp	14,808
174	Signature Bank	14,440
3,396	State Street Corp.	201,484
513	Zions BanCorp.	14,990
		443,982
Health Care — 13.0%		
5,975	Abbvie, Inc.	523,350
4,015	Baxter International, Inc.	322,886
285	Becton Dickinson & Co.	66,314
5,833	CVS Health Corp.	340,648
2,156	DaVita, Inc.	184,661
425	Eli Lilly & Co.	62,909
1,027	Gilead Sciences, Inc.	64,896
268	Intuitive Surgical, Inc.	190,157
1,756	Johnson & Johnson	261,433
428	Thermo Fisher Scientific, Inc.	188,971
1,051	Varian Medical Systems, Inc.	180,772
		2,386,997
Industrials — 7.0%		
5,913	Builders FirstSource, Inc.	192,882
582	Deluxe Corp.	14,975
219	EMCOR Group, Inc.	14,828
890	Exponent, Inc.	64,107
103	Huntington Ingalls Industries, Inc.	14,497
986	Kansas City Southern Industries, Inc.	178,298
969	Lennox International, Inc.	264,159
3,289	Masco Corp.	181,323
838	Rockwell Automation, Inc.	184,930
1,075	United Rentals, Inc.	187,588
		1,297,587
Information Technology — 2.4%		
4,754	Marvell Technology Group, Ltd.	188,734
1,296	Visa, Inc.	259,161
		447,895
Materials — 3.5%		
2,140	Albemarle Corp.	191,059
1,099	Linde PLC	261,705
2,945	Newmont Corp.	186,860
		639,624
Real Estate — 5.2%		
403	Alexandria Real Estate Equities, Inc.	64,480
266	American Tower Corp.	64,300
432	AvalonBay Communities, Inc.	64,515
395	Crown Castle International Corp.	65,768
7,060	Duke Realty Corp.	260,514

See notes which are an integral part of the Financial Statements.

Shares		*Fair Value*
Real Estate — (Continue)		
9,642	Iron Mountain, Inc.	$ 258,309
19,922	Realogy Holdings Corp.	188,064
		965,950
Utilities — 2.1%		
671	Atmos Energy Corp.	64,141
6,464	Essential Utilities, Inc.	260,176
866	Pinnacle West Capital Corp.	64,560
		388,877
Total Common Stocks (Cost $10,439,215)		**$10,524,672**
Exchange-Traded Funds — 39.1%		
78,680	Cambria Tail Risk ETF	1,699,488
70	Direxion Daily 20 Year Plus Treasury Bull 3X Shares ETF	2,799
23,828	iShares 1-3 Year Treasury Bond ETF	2,061,360
18,507	iShares 3-7 Year Treasury Bond ETF	2,472,350
2,442	iShares TIPS Bond ETF	308,913
10,253	ProShares Short VIX Short-Term Futures ETF	$363,982
11,290	Quadratic Interest Rate Volatility and Inflation ETF	309,572
		7,218,464
Total Exchange-Traded Funds (Cost $7,228,965)		**$7,218,464**
Total Investments (Cost $17,668,180) — 96.2%		**$17,743,136**
Other Assets in Excess of Liabilities — 3.8%		**701,228**
Net Assets — 100.0%		**$18,444,364**

ETF — Exchange-Traded Fund
PLC — Public Liability Company
TIPS — Treasury Inflation Protected Security
See notes which are an integral part of the Financial Statements.

Portfolio of Investments Summary Table	**Percentage of Fair Value**
Communication Services	1.2%
Consumer Discretionary	5.2
Consumer Staples	16.7
Energy	1.8
Financials	9.3
Health Care	14.0
Industrials	4.4
Information Technology	2.1
Materials	0.2
Real Estate	0.9
Utilities	3.4
Exchange-Traded Funds	40.8
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		***Fair Value***
Common Stocks		
Communication Services — 1.2%		
10,616	AT&T, Inc.	$302,662
3,721	Verizon Communications, Inc.	221,362
		524,024
Consumer Discretionary — 5.0%		
2,988	Advance Auto Parts, Inc.	458,658
1,060	Dollar General Corp.	222,197
6,789	eBay, Inc.	353,707
3,326	Garmin, Ltd.	315,504
1,012	McDonald's Corp.	222,124
251	The Home Depot, Inc.	69,705
1,170	Tiffany & Co.	135,545
2,152	Whirlpool Corp.	395,731
987	Yum! Brands, Inc.	90,113
		2,263,284
Consumer Staples — 16.1%		
2,357	Altria Group, Inc.	91,074
4,647	Campbell Soup Co.	224,775
2,665	Clorox Co. (The)	560,102
2,910	Colgate-Palmolive Co.	224,507
6,293	ConAgra Brands, Inc.	224,723
1,710	Costco Wholesale Corp.	607,050
5,971	General Mills, Inc.	368,291
2,230	Hershey Co. (The)	319,648
12,282	Hormel Foods Corp.	600,467
804	J.M. Smucker Co. (The)	92,878
10,582	Kellogg Co.	683,492
2,125	Kimberly-Clark Corp.	313,778
9,909	Kraft Heinz Co. (The)	296,775

See notes which are an integral part of the Financial Statements.

Shares		*Fair Value*
Consumer Staples — (Continued)		
11,434	Kroger Co. (The)	$ 387,727
1,153	McCormick & Co., Inc.	223,797
11,742	Molson Coors Brewing Co.	394,062
5,140	Mondelez International, Inc.	295,293
3,985	PepsiCo, Inc.	552,321
1,605	The Procter & Gamble Co.	223,079
16,677	Walgreens Boots Alliance, Inc.	599,038
		7,282,877
Energy — 1.7%		
2,888	Chevron Corp.	$207,936
17,057	Exxon Mobil Corp.	585,567
		793,503
Financials — 8.9%		
4,200	Allstate Corp.	395,388
3,790	Assurant, Inc.	459,764
2,880	Bank of America Corp.	69,379
2,025	Bank of New York Mellon Corp.	69,539
1,822	Chubb Ltd.	211,571
1,610	Citigroup, Inc.	69,407
4,544	E*TRADE Financial Corp.	227,427
1,930	Everest Re Group, Ltd.	381,253
10,564	Franklin Resources, Inc.	214,977
10,709	Hartford Financial Services Group, Inc. (The)	394,734
723	JPMorgan Chase & Co.	69,603
787	Moody's Corp.	228,112
1,438	Morgan Stanley	69,527
1,272	NASDAQ, Inc.	156,087
20,894	People's United Financial, Inc.	215,418
3,457	T. Rowe Price Group, Inc.	443,257
3,546	Travelers Cos., Inc. (The)	383,642
		4,059,085
Health Care — 13.5%		
5,963	Abbvie, Inc.	522,299
3,960	AmerisourceBergen Corp.	383,803
1,699	Baxter International, Inc.	136,634
1,529	Becton Dickinson & Co.	355,767
12,457	Cardinal Health, Inc.	584,856
3,720	Cigna Corp.	630,205
14,400	CVS Health Corp.	840,961
900	Eli Lilly & Co.	133,218
3,188	Gilead Sciences, Inc.	201,450
3,653	Johnson & Johnson	543,858
2,581	McKesson Corp.	384,388
2,665	Merck & Co., Inc.	221,062
4,386	Perrigo Co. PLC	201,361
3,190	Quest Diagnostics, Inc.	365,223
800	ResMed, Inc.	137,144
1,476	UnitedHealth Group, Inc.	460,173
		6,102,402

See notes which are an integral part of the Financial Statements.

Shares		Fair Value
Industrials — 4.2%		
3,745	C.H. Robinson Worldwide, Inc.	$ 382,702
865	Equifax, Inc.	135,719
4,275	General Dynamics Corp.	591,788
351	Illinois Tool Works, Inc.	67,817
697	J.B. Hunt Transport Services, Inc.	88,087
494	Old Dominion Freight Line, Inc.	89,374
809	PACCAR, Inc.	68,991
2,349	Republic Services, Inc.	219,279
716	Roper Technologies, Inc.	282,899
		1,926,656
Information Technology — 2.0%		
3,795	Applied Materials, Inc.	225,613
50	Broadcom, Inc.	18,216
518	Broadridge Financial Solutions, Inc.	68,376
5,748	Cisco Systems, Inc.	226,414
994	Citrix Systems, Inc.	136,883
55	Intuit, Inc.	17,942
840	Jack Henry & Associates, Inc.	$136,576
457	Visa, Inc.	91,386
		921,406
Materials — 0.2%		
387	Linde PLC	92,156
Real Estate — 0.8%		
2,489	Duke Realty Corp.	91,844
1,016	Essex Property Trust, Inc.	204,003
3,400	Iron Mountain, Inc.	91,086
		386,933
Utilities — 3.3%		
1,532	American Water Works Co., Inc.	221,956
4,546	Atmos Energy Corp.	434,552
3,603	CMS Energy Corp.	221,260
2,619	Edison International	133,150
2,690	Evergy, Inc.	136,706
4,731	FirstEnergy Corp.	135,827
2,294	WEC Energy Group, Inc.	222,289
		1,505,740
Total Common Stocks (Cost $25,764,352)		**$25,858,066**
Exchange-Traded Funds — 39.3%		
194,223	Cambria Tail Risk ETF	4,195,217
58,819	iShares 1-3 Year Treasury Bond ETF	5,088,432
45,685	iShares 3-7 Year Treasury Bond ETF	6,103,058
6,030	iShares TIPS Bond ETF	762,795
25,390	ProShares Short VIX Short-Term Futures ETF	901,345
27,871	Quadratic Interest Rate Volatility and Inflation ETF	764,223
		17,815,070
Total Exchange-Traded Funds (Cost $17,828,755)		**$17,815,070**

See notes which are an integral part of the Financial Statements.

	Fair Value
Total Investments (Cost $43,593,107) — 96.2%	**$43,673,136**
Other Assets in Excess of Liabilities — 3.8%	**1,700,304**
Net Assets — 100.0%	**$45,373,440**

ETF — Exchange-Traded Fund
PLC — Public Liability Company
TIPS — Treasury Inflation Protected Security
See notes which are an integral part of the Financial Statements.

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	10.9%
Consumer Discretionary	6.5
Consumer Staples	2.8
Energy	1.8
Financials	8.7
Health Care	10.6
Information Technology	18.1
Exchange-Traded Funds	40.6
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value*
Common Stocks		
Communication Services — 10.4%		
90	Alphabet, Inc.	$132,264
2,494	AT&T, Inc.	71,104
359	Facebook, Inc., Class A	94,022
1,980	Liberty Media Corp-Liberty Formula One	71,815
272	Netflix, Inc.	136,008
590	Sea, Ltd., ADR	90,884
3,163	The New York Times Co., Class A	135,345
905	Zillow Group, Inc., Class C	91,939
		823,381
Consumer Discretionary — 6.2%		
338	Alibaba Group Holding, Ltd., ADR	99,365
29	Amazon.com, Inc.	91,313
1,228	JD.com, Inc., ADR	95,305
49	LKQ Corp.	1,359
1,767	Pinduoduo, Inc., ADR	131,023
1,661	Service Corp. International	70,061
		488,426
Consumer Staples — 2.7%		
477	Kimberly-Clark Corp.	70,434
2,401	Kraft Heinz Co. (The)	71,910
588	Nestle SA, ADR	70,122
		212,466
Energy — 1.7%		
973	Chevron Corp.	70,056
1,568	TC Energy Corp.	65,887
		135,943
Financials — 8.3%		
1,719	Bank of Nova Scotia (The)	71,356
571	Capital One Financial Corp.	41,032
614	Chubb Ltd.	71,298

See notes which are an integral part of the Financial Statements.

Shares		*Fair Value*
Financials — (Continued)		
230	Credit Acceptance Corp.	$ 77,887
732	Discover Financial Services	42,295
468	Moody's Corp.	135,650
4,916	Old Republic International Corp.	72,461
845	RLI Corp.	70,752
1,195	State Street Corp.	70,899
		653,630
Health Care — 10.1%		
811	Abbvie, Inc.	71,036
1,359	Avidity Biosciences, Inc.	38,256
312	Becton Dickinson & Co.	$72,596
430	Cigna Corp.	72,847
1,123	Gilead Sciences, Inc.	70,962
1,189	Henry Schein, Inc.	69,889
613	Inari Medical, Inc.	42,309
480	Johnson & Johnson	71,462
1,551	Koninklijke Philips NV, NYS	73,130
349	Novavax, Inc.	37,814
1,546	Perrigo Co. PLC	70,977
1,940	Pfizer, Inc.	71,198
762	Vaxcyte, Inc.	37,628
		800,104
Information Technology — 17.4%		
191	Adobe, Inc.	93,672
348	Arista Networks, Inc.	72,012
724	Atlassian Corp. PLC, Class A	131,616
1,819	Cisco Systems, Inc.	71,650
481	Coupa Software, Inc.	131,909
1,886	Datadog, Inc.	192,673
1,132	GDS Holdings, Ltd., ADR	92,632
489	Paypal Holdings, Inc.	96,348
487	Ringcentral, Inc., Class A	133,735
540	Salesforce.com, Inc.	135,713
136	Shopify, Inc., Class A	139,124
251	Square, Inc., Class A	40,800
79	Zoom Video Communications, Inc.	37,139
		1,369,023
Total Common Stocks (Cost $4,437,133)		**$4,482,973**
Exchange-Traded Funds — 38.8%		
50,204	Cambria Tail Risk ETF	1,084,406
14,298	Invesco DB US Dollar Index Bullish Fund	362,454
6,757	iShares 1-3 Year Treasury Bond ETF	584,548
5,244	iShares 3-7 Year Treasury Bond ETF	700,546
694	iShares TIPS Bond ETF	87,791
4,322	ProShares Short VIX Short-Term Futures ETF	153,431
3,211	Quadratic Interest Rate Volatility and Inflation ETF	88,046
		3,061,222
Total Exchange-Traded Funds (Cost $3,072,122)		**$3,061,222**

See notes which are an integral part of the Financial Statements.

	Fair Value
Total Investments (Cost $7,509,255) — 95.6%	**$7,544,195**
Other Assets in Excess of Liabilities — 4.4%	**350,349**
Net Assets — 100.0%	**$7,894,544**

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
NYS — New York Shares
PLC — Public Liability Company
TIPS — Treasury Inflation Protected Security
See notes which are an integral part of the Financial Statements.

	Trend Aggregation U.S. ETF	Trend Aggregation ESG ETF
Assets:		
Investments, at value (Cost $52,047,108 and $17,668,180)	$52,177,084	$17,743,136
Cash	1,957,072	721,021
Dividends and interest receivable	37,275	10,235
Prepaid expenses	8,939	4,121
Total Assets	54,180,370	18,478,513
Liabilities:		
Accrued expenses:		
Administration	15,751	5,289
Advisory	45,004	11,519
Exchange listing	2,935	2,935
Fund accounting	3,633	2,783
Insurance	575	575
Legal and audit	9,088	9,088
Printing	472	472
Trustee	270	98
Other	1,391	1,390
Total Liabilities	79,119	34,149
Net Assets	$54,101,251	$18,444,364
Net Assets consist of:		
Paid in Capital	$51,617,574	$17,160,738
Total Distributable Earnings / (Loss)	2,483,677	1,283,626
Net Assets	$54,101,251	$18,444,364
Net Assets:	$54,101,251	$18,444,364
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,025,000	675,000
Net Asset Value (offering and redemption price per share):	$26.72	$27.32

See notes which are an integral part of the Financial Statements.

	Trend Aggregation Dividend Stock ETF	Trend Aggregation Aggressive Growth ETF
Assets:		
Investments, at value (Cost $43,593,107 and $7,509,255)	$43,673,136	$7,544,195
Cash	1,720,011	349,450
Dividends and interest receivable	34,123	3,321
Receivable for investments sold	—	10,043
Prepaid expenses	10,173	12,533
Total Assets	45,437,443	7,919,542
Liabilities:		
Payable for investments purchased	—	10,000
Accrued expenses:		
Administration	13,056	2,269
Advisory	37,302	—
Fund accounting	3,414	2,520
Insurance	575	575
Legal and audit	9,071	9,088
Printing	430	448
Trustee	155	98
Total Liabilities	64,003	24,998
Net Assets	$45,373,440	$7,894,544
Net Assets consist of:		
Paid in Capital	$42,525,807	$7,006,122
Total Distributable Earnings / (Loss)	2,847,633	888,422
Net Assets	$45,373,440	$7,894,544
Net Assets:	$45,373,440	$7,894,544
Shares of Beneficial Interest Outstanding		
(unlimited number of shares authorized, no par value):	1,700,000	275,000
Net Asset Value (offering and redemption price per share):	$26.69	$28.71

See notes which are an integral part of the Financial Statements.

Statements of Operations

For the period ended
September 30, 2020 (Unaudited)

	Trend Aggregation U.S. ETF[(a)]	Trend Aggregation ESG ETF[(a)]
Investment Income:		
Dividend income	$118,677	$64,656
Total Investment Income	118,677	64,656
Expenses:		
Administration	70,346	23,175
Advisory	200,989	66,214
Custodian	5,257	3,267
Exchange listing	2,935	2,935
Fund accounting	11,954	7,887
Insurance	575	575
Legal and audit	12,405	12,405
Printing	643	643
Trustee	413	241
Other fees	3,362	3,362
Total Expenses before fee reductions	308,879	120,704
Expenses contractually waived or reimbursed by the Advisor	—	(13,776)
Total Net Expenses	308,879	106,928
Net Investment Income (Loss)	(190,202)	(42,272)
Realized and Unrealized Gains (Losses) from Investment Transactions:		
Net realized gains from investment transactions	2,284,060	1,250,942
Net realized gains from in-kind transactions	259,843	—
Change in unrealized appreciation/depreciation on investments	129,976	74,956
Net Realized and Unrealized Gains (Losses) from Investment Transactions	2,673,879	1,325,898
Change in Net Assets Resulting From Operations	$2,483,677	$1,283,626

(a) For the period from the commencement of operations on May 7, 2020 through September 30, 2020.

See notes which are an integral part of the Financial Statements.

Statements of Operations (Continued)

For the period ended September 30, 2020 (Unaudited)

	Trend Aggregation Dividend Stock ETF[a]	Trend Aggregation Aggressive Growth ETF[a]
Investment Income:		
Dividend income (Net of foreign tax withholding of $107 and $217)	$209,976	$15,157
Total Investment Income	209,976	15,157
Expenses:		
Administration	57,780	9,556
Advisory	165,087	27,302
Custodian	4,995	5,603
Exchange listing	6,429	6,429
Fund Accounting	10,891	6,744
Insurance	575	575
Legal and Audit	12,388	12,405
Printing	602	644
Trustee	298	241
Total Expenses before fee reductions	259,045	69,499
Expenses contractually waived or reimbursed by the Advisor	—	(25,462)
Total Net Expenses	259,045	44,037
Net Investment Loss	(49,069)	(28,880)
Realized and Unrealized Gains (Losses) from Investment Transactions:		
Net realized gains from investment transactions	2,673,211	882,362
Net realized gains from in-kind transactions	143,463	—
Change in unrealized appreciation on investments	80,028	34,940
Net Realized and Unrealized Gains (Losses) from Investment Transactions	2,896,702	917,302
Change in Net Assets Resulting From Operations	$2,847,633	$888,422

(a) For the period from the commencement of operations on May 7, 2020 through September 30, 2020.

See notes which are an integral part of the Financial Statements.

Statements of Changes in Net Assets

	Trend Aggregation U.S. ETF	Trend Aggregation ESG ETF
	For the period May 7, 2020[(a)] through September 30, 2020 (Unaudited)	For the period May 7, 2020[(a)] through September 30, 2020 (Unaudited)
From Investment Activities:		
Operations:		
Net investment income (loss)	$(190,202)	$(42,272)
Net realized gains (losses) from investment transactions and in-kind redemptions	2,543,903	1,250,942
Change in unrealized appreciation/depreciation on investments	129,976	74,956
Change in net assets resulting from operations	2,483,677	1,283,626
Distributions to Shareholders:		
Total Distributions Paid	—	—
Change in net assets from distributions	—	—
Capital Transactions:		
Proceeds from shares issued	56,360,878	17,160,738
Cost of shares redeemed	(4,743,304)	—
Change in net assets from capital transactions	51,617,574	17,160,738
Change in net assets	54,101,251	18,444,364
Net Assets:		
Beginning of period	—	—
End of period	$54,101,251	$18,444,364
Share Transactions:		
Issued	2,200,000	675,000
Redeemed	(175,000)	—
Change in shares	2,025,000	675,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Statements of Changes in Net Assets (Continued)

	Trend Aggregation Dividend Stock ETF	Trend Aggregation Aggressive Growth ETF
	For the period May 7, 2020[(a)] through September 30, 2020 (Unaudited)	For the period May 7, 2020[(a)] through September 30, 2020 (Unaudited)
From Investment Activities:		
Operations:		
Net investment loss	$(49,069)	$(28,880)
Net realized gains from investment transactions and in-kind redemptions	2,816,674	882,362
Change in unrealized appreciation/depreciation on investments	80,028	34,940
Change in net assets resulting from operations	2,847,633	888,422
Distributions to Shareholders:		
Total Distributions Paid	—	—
Change in net assets from distributions	—	—
Capital Transactions:		
Proceeds from shares issued	45,789,498	7,006,122
Cost of shares redeemed	(3,263,691)	—
Change in net assets from capital transactions	42,525,807	7,006,122
Change in net assets	45,373,440	7,894,544
Net Assets:		
Beginning of period	—	—
End of period	$45,373,440	$7,894,544
Share Transactions:		
Issued	1,825,000	275,000
Redeemed	(125,000)	—
Change in shares	1,700,000	275,000

[(a)] Commencement of operations.

See notes which are an integral part of the Financial Statements.

Financial Highlights

Trend Aggregation U.S. ETF	May 7, 2020[a] through September 30, 2020 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	1.81
Total from Investment Activities	1.72
Distributions from Net Investment Income	-
Distributions from Net Realized Gains on Investments	-
Total Distributions	-
Net Asset Value, End of Period	$26.72
Net Assets at End of Period (000's)	$54,101
Total Return at NAV [b][c]	6.87%
Total Return at Market [b][d]	6.84%
Ratio of Net Expenses to Average Net Assets[e]	1.53%
Ratio of Gross Expenses to Average Net Assets [e][f]	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets[e]	(0.94)%
Portfolio Turnover[b]	3,939%

(a) Commencement of operations.
(b) Not annualized for periods less than one year.
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e) Annualized for periods less than one year.
(f) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
See notes which are an integral part of the Financial Statements.

Trend Aggregation ESG ETF	May 7, 2020[a] through September 30, 2020 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	(0.06)
Net Realized and Unrealized Gains (Losses) on Investments	2.38
Total from Investment Activities	2.32
Distributions from Net Investment Income	-
Distributions from Net Realized Gains on Investments	-
Total Distributions	-
Net Asset Value, End of Period	$27.32
Net Assets at End of Period (000's)	$18,444
Total Return at NAV [b][c]	9.30%
Total Return at Market [b][d]	9.40%
Ratio of Net Expenses to Average Net Assets[e]	1.60%
Ratio of Gross Expenses to Average Net Assets [e][f]	1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets[e]	(0.63)%
Portfolio Turnover[b]	2,994%

(a) Commencement of operations.(b) Not annualized for periods less than one year.
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e) Annualized for periods less than one year.
(f) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
See notes which are an integral part of the Financial Statements.

May 7, 2020[a]
through

Financial Highlights (Continued)

Trend Aggregation Dividend Stock ETF	September 30, 2020 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	1.72
Total from Investment Activities	1.69
Distributions from Net Investment Income	-
Distributions from Net Realized Gains on Investments	-
Total Distributions	-
Net Asset Value, End of Period	$26.69
Net Assets at End of Period (000's)	$45,373
Total Return at NAV [(b)(c)]	6.76%
Total Return at Market [(b)(d)]	6.80%
Ratio of Net Expenses to Average Net Assets[(e)]	1.55%
Ratio of Gross Expenses to Average Net Assets [(e)(f)]	1.56%
Ratio of Net Investment Income (Loss) to Average Net Assets[(e)]	(0.29)%
Portfolio Turnover[(b)]	3,561%

(a) Commencement of operations.(b) Not annualized for periods less than one year.
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e) Annualized for periods less than one year.
(f) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
See notes which are an integral part of the Financial Statements.

May 7, 2020[(a)]
through
September 30, 2020
(Unaudited)

Financial Highlights (Continued)

Trend Aggregation Aggressive Growth ETF

Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	(0.11)
Net Realized and Unrealized Gains (Losses) on Investments	3.82
Total from Investment Activities	3.71
Distributions from Net Investment Income	-
Distributions from Net Realized Gains on Investments	-
Total Distributions	-
Net Asset Value, End of Period	$28.71
Net Assets at End of Period (000's)	$7,895
Total Return at NAV [b][c]	14.83%
Total Return at Market [b][d]	15.00%
Ratio of Net Expenses to Average Net Assets[e]	1.60%
Ratio of Gross Expenses to Average Net Assets [e][f]	2.53%
Ratio of Net Investment Income (Loss) to Average Net Assets[e]	(1.05)%
Portfolio Turnover[b]	3,841%

(a) Commencement of operations.
(b) Not annualized for periods less than one year.
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e) Annualized for periods less than one year.
(f) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
See notes which are an integral part of the Financial Statements.

(1) Organization

Collaborative Investment Series Trust (the "Trust") was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Trend Aggregation Dividend Stock ETF, and Trend Aggregation Aggressive Growth ETF (the "Funds"). The Funds are diversified exchange-traded funds whose investment objective is capital appreciation. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on May 7, 2020.

Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Trend Aggregation Dividend Stock ETF, and Trend Aggregation Growth ETF are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca"). Shares of the Trend Aggregation U.S. ETF and Trend Aggregation ESG ETF are listed and traded on the CBOE BZX Exchange, Inc. ("CBOE"). Market prices for the Shares may be different from their net asset value ("NAV"). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called (Creation Units). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "*Financial Services –*

Investment Companies." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds' securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds' investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of September 30, 2020, while the breakdown, by category, of exchange-traded funds is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Trend Aggregation U.S. ETF		
Common Stocks[(1)]	$30,911,370	$30,911,370
Exchange-Traded Funds	$21,265,714	$21,265,714
Total Investments	$52,177,084	$52,177,084
Trend Aggregation ESG ETF		
Common Stocks[(1)]	$10,524,672	$10,524,672
Exchange-Traded Funds	$7,218,464	$7,218,464
Total Investments	$17,743,136	$17,743,136
Trend Aggregation Dividend Stock ETF		
Common Stocks[(1)]	$25,858,066	$25,858,066
Exchange-Traded Funds	$17,815,070	$17,815,070
Total Investments	$43,673,136	$43,673,136
Trend Aggregation Aggressive Growth ETF		
Common Stocks[(1)]	$4,482,973	$4,482,973
Exchange-Traded Funds	$3,061,222	$3,061,222
Total Investments	$7,544,195	$7,544,195

[(1)] Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may own shares of ETFs that may invest in real estate investments trusts ("REITs") and master limited partnerships ("MLPs") which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPS in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Tactical Management, LLC (the “Advisor”), serves as the investment advisor to the Funds. This relationship is pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor 1.00% of its average daily net assets, computed daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for a Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 1.60% of the Funds' average annual daily net assets ("Expense Cap). These fee waivers and expense reimbursements are subject to possible recoupment from the Funds within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the

foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Funds until at least July 31, 2021. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Funds' fee waiver and Expense Cap agreement is available in the "Management of the Funds" section of the Funds' prospectus. A payment of $7,750 was made by the Advisor to offset losses associated with selling securities which were not considered permissible investment, is included as an offset to realized gains on the Statements of Operations.

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. ("Citi") provides financial administration, transfer agency and portfolio accounting services to the Funds. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Funds' periodic financial reports on forms prescribed by the Securities and Exchange Commission ("SEC"); (2) calculating the Funds' expenses and making required disbursements; (3) calculating the Funds' performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for a Fund's shares, maintains records of the issuance and redemption of the Funds' shares, and acts as the Funds' dividend disbursing agent. As portfolio

accountant, Citi maintains certain financial records of the Funds and provides accounting services to the Funds which include the daily calculation of each Fund's NAV. Citi also performs certain other services on behalf of the Funds including providing financial information for the Funds' federal and state tax returns and financial reports required to be filed with the SEC.

For these services, the Funds pay Citi a fee accrued daily and paid monthly based on a percentage of the Funds' average daily net assets, subject to a minimum annual fee of $50,000. The fees are as follows:

- 0.030% of the first $1 billion in net assets;
- 0.020% of the net assets of the next $1 billion; and
- 0.010% of the net assets in excess of $2 billion

Collaborative Fund Services LLC ("CFS"), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS 0.35% of the Funds' average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds' Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Custodian Fees

Citibank, N.A. (the "Custodian"), an affiliate of Citi, serves as Custodian for the Funds and safeguards and holds the Funds' cash and securities, settles the Funds' securities

transactions, and collects income on the Funds' investments. The Custodian receives fees based on the level of the Funds' average daily net assets for the period, plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, Empirical Administration, LLC ("Empirical") provides chief compliance officer services to the Trust. The Funds pay Empirical a monthly fee for its compliance services.

F. General

Certain officers and trustees of the Trust are officers, directors and/or trustees of the above companies and receive no compensation directly from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2020 were as follows:

	Purchases	Sales
Trend Aggregation U.S. ETF	2,066,498,058	2,063,011,313
Trend Aggregation ESG ETF	508,730,684	507,355,450
Trend Aggregation Dividend Stock ETF	1,506,708,872	1,501,742,770
Trend Aggregation Aggressive Growth ETF	268,450,476	267,005,142

Purchases and sales of in-kind transactions for the period ended September 30, 2020 were as follows:

	Purchases	Sales
Trend Aggregation U.S. ETF	-	2,596,761
Trend Aggregation ESG ETF	-	-
Trend Aggregation Dividend Stock ETF	-	1,938,510
Trend Aggregation Aggressive Growth ETF	678,174	-

There were no purchases or sale of U.S. government securities during the period ended September 30, 2020.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Funds' specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as "Due from custodian" and securities related to in-kind redemptions are reflected as "Securities payable related to in-kind transactions" on the Statements of Assets and Liabilities. As of September 30, 2020, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of each Fund can fluctuate up or down, and you could lose money investing in the Funds if the prices of the securities owned by the Funds decline. In addition, each Fund may be subject to the following risks: (1) the market price of the Funds' shares may trade above or below its NAV; (2) an active trading market for a Fund's shares may not develop or be maintained; or (3) trading of the Fund's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds' net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily

be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(7) Recently Issued Accounting Standards

In August, 2018, the FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of September 30, 2020. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Funds' financial statements.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2020.

Consideration and Approval of Proposed Advisory Agreement with Tuttle Tactical Management, LLC.

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and had $635 million in assets under management. The Board discussed that Tuttle would serve as the sub-adviser to the Income ETF and the Tactical Funds. They observed that Tuttle used trend aggregation to rotate investments among a number of fixed income and non-traditional income ETFs including REITs and MLPs. The Board further noted that the purpose of the strategy was to average returns within a five to nine percent range. The Board reviewed the backgrounds and experience of the Tuttle's key investment personnel. They also expressed their satisfaction with Tuttle's use of a pre-trade and post-trade spreadsheet as a method to ensure compliance with the Fund's investment policies and regulations. The Board expressed its satisfaction with Tuttle's overall experience, operation, and compliance culture. After further discussion, the Board concluded that Tuttle would provide a high level of service to the Fund.

Performance. The Board noted Tuttle's implemented a fixed income strategy for the Strategy Shares Ecological Strategy ETF and Strategy Shares US Market Rotation Strategy ETF. They observed that both funds had positive returns over one-year, three-year, and five-year periods. The Board found it reasonable that Tuttle could provide satisfactory performance for the Fund and its future shareholders.

Fees and Expenses. The Board considered the sub-advisory fee of 0.56% of the adviser's fee. The Board noted that the sub-advisory fee was less than sub-advisory fee on similar ETFs. After further discussion, the Board concluded the sub-advisory fee was reasonable.

Profitability. The Board reviewed the profit estimates for one- and two-year periods. The Board noted that Tuttle is expected to earn a profit in both years in terms of actual dollars and percentage of related to fund assets. The Board considered the quality of services that will be provided by Tuttle and concluded the level of profit was not excessive.

Economies of Scale. The Board discussed whether economies of scale were applicable to the Fund. The Board agreed that the lack of breakpoints was acceptable and that the topic could be revisited at the next renewal or sooner if any of the funds experienced a significant increase in asset growth.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of the Fund and its future shareholders.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC's web site at http://www.sec.gov. You may also obtain copies by calling the Fund's at 1-855-510-1763, free of charge.

PROXY VOTING

Each Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-855-510-1763. Each Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Each Fund’s proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC's web site at www.sec.gov.

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	**WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?**
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include: ● Social Security number and wire transfer instructions ● account transactions and transaction history ● investment experience and purchase history When you are *no longer* our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	**Do we share information?**	**Can you limit sharing?**
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	**YES**	**NO**
For our marketing purposes - to offer our products and services to you.	**NO**	**We don't share**
For joint marketing with other financial companies.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your transactions and records.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your credit worthiness.	**NO**	**We don't share**
For our affiliates to market to you	**NO**	**We don't share**
For non-affiliates to market to you	**NO**	**We don't share**
QUESTIONS?	**Call 1-800-595-4866**	

What we do:	**Page 2**
How does the Collaborative Investment Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Collaborative Investment Series Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only: • sharing for affiliates' everyday business purposes – information about your creditworthiness. • affiliates from using your information to market to you. • sharing for nonaffiliates to market to you. State laws and individual companies may give you additional rights to limit sharing.

Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with affiliates.*
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.*
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • *The Collaborative Investment Series Trust doesn't jointly market.*

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This Page Was Left Blank Intentionally

Investment Advisor
Tuttle Tactical Management, LLC
155 Lockwood Road
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant, Dividend Disbursing Agent and Transfer Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of each Fund's shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about each Fund.

Semi-Annual Shareholder Report

Tactical Income ETF (TBND)

September 30, 2020

TABLE OF CONTENTS

As a Tactical Income ETF (the "Fund") shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at April 1, 2020 and held through the period ended September 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid during the Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of fund shares as described in the fund's prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 4/1/20	Actual Ending Account Value 9/30/20	Hypothetical Ending Account Value 9/30/20	Actual Expenses Paid(1)	Total Return	Hypothetical Expenses Paid(1)(2)	Annualized Net Expense Ratio
Tactical Income ETF	$1,000.00	$1,052.20	$1,018.25	$7.00	5.22%	$6.88	1.37%

(1)Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/365 (to reflect the one-half year period).
(2)Represents the hypothetical 5% annual return before taxes.

Portfolio of Investments Summary Table	Percentage of Fair Value
Communication Services	1.0%
Consumer Staples	2.0
Health Care	1.0
Utilities	1.0
Domestic Equity	18.6
Domestic Fixed Income	74.7
International Equity	1.7
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		***Fair Value***
Common Stocks		
Communication Services — 1.0%		
9,895	AT&T, Inc.	$282,106
Consumer Staples — 1.9%		
5,681	Hormel Foods Corp.	277,744
2,077	PepsiCo, Inc.	287,872
		565,616
Health Care — 1.0%		
3,217	Abbvie, Inc.	281,777
Utilities — 1.0%		
2,913	Atmos Energy Corp.	278,454
Total Common Stocks (Cost $1,403,276)		**$1,407,953**
Investment Companies		
Domestic Equity — 18.0%		
3,590	First Trust NASDAQ Technology Dividend Index Fund ETF	157,170
2,965	iShares Core S&P Small-Capital ETF	208,232
45,630	iShares Edge MSCI Min Vol USA ETF	2,908,000
2,981	iShares Edge MSCI USA Quality Factor ETF	309,249
7,311	iShares Edge MSCI USA Value Factor ETF	539,406
1,767	iShares MSCI USA Momentum Factor ETF	260,456
2,655	ProShares S&P 500 Dividend Aristocrats ETF	191,558
4,000	ProShares S&P Midcap 400 Dividend Aristocrats ETF	212,280
4,075	ProShares Russell 2000 Dividend Growers ETF	192,124
1,507	Vanguard Dividend Appreciation ETF	193,891
		5,172,366
Domestic Fixed Income — 72.5%		
63,552	Cambria Tail Risk ETF	1,372,723
89,816	iShares 1-3 Year Treasury Bond ETF	7,769,982
69,736	iShares 3-7 Year Treasury Bond ETF	9,316,032
9,209	iShares TIPS Bond ETF	1,164,939
42,567	Quadratic Interest Rate Volatility and Inflation ETF	1,167,187
		20,790,863
International Equity — 1.6%		
2,972	Vanguard International Dividend Appreciation ETF	214,014
7,035	WisdomTree Emerging Markets High Dividend Fund ETF	247,913
		461,927

	Fair Value
Total Investment Companies (Cost $26,440,409)	**$26,425,156**
Total Investments (Cost $27,843,685) — 97.0%	**$27,833,109**
Other Assets in Excess of Liabilities — 3.0%	**854,949**
Net Assets — 100.0%	**$28,688,058**

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

TIPS — Treasury Inflation Protected Security

See notes which are an integral part of the Financial Statements.

	Tactical Income ETF
Assets:	
Investments, at value (Cost $27,843,685)	$27,833,109
Cash	871,429
Dividends and interest receivable	3,422
Prepaid expenses	13,149
Total Assets	28,721,109
Liabilities:	
Accrued expenses:	
Administration	8,430
Advisory	16,197
Fund accounting	1,753
Insurance	—
Legal and audit	5,989
Trustee	221
Other	461
Total Liabilities	33,051
Net Assets	$28,688,058
Net Assets consist of:	
Paid in Capital	$30,378,588
Total Distributable Earnings / (Loss)	(1,690,530)
Net Assets	$28,688,058
Net Assets:	$28,688,058
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,200,000
Net Asset Value (offering and redemption price per share):	$23.91

See notes which are an integral part of the Financial Statements.

	Tactical Income ETF
Investment Income:	
Dividend income	$237,510
Total Investment Income	237,510
Expenses:	
Administration	54,377
Advisory	130,505
Custodian	8,092
Fund accounting	16,636
Legal and audit	14,953
Printing	1,047
Trustee	364
Other fees	8,866
Total Expenses before fee reductions	234,840
Expenses contractually waived or reimbursed by the Advisor	(22,537)
Total Net Expenses	212,303
Net Investment Income (Loss)	25,207
Realized and Unrealized Gains (Losses) from Investment Transactions:	
Net realized gains from investment transactions	2,710,118
Net realized gains from in-kind transactions	231,749
Change in unrealized appreciation/depreciation on investments	(1,385,844)
Net Realized and Unrealized Gains (Losses) from Investment Transactions	1,556,023
Change in Net Assets Resulting From Operations	$1,581,230

See notes which are an integral part of the Financial Statements.

Statements of Changes in Net Assets

	Tactical Income ETF	
	Six Months Ended September 30, 2020 (Unaudited)	For the period June 17, 2019[a] through March 31, 2020
From Investment Activities:		
Operations:		
Net investment income (loss)	$25,207	$248,655
Net realized gains (losses) from investment transactions and in-kind redemptions	2,941,867	(5,272,421)
Change in unrealized appreciation/depreciation on investments	(1,385,844)	1,375,269
Change in net assets resulting from operations	1,581,230	(3,648,497)
Distributions to Shareholders:		
Total Distributions Paid	—	(372,330)
Change in net assets from distributions	—	(372,330)
Capital Transactions:		
Proceeds from shares issued	1,702,380	95,466,423
Cost of shares redeemed	(6,405,854)	(59,635,294)
Change in net assets from capital transactions	(4,703,474)	35,831,129
Change in net assets	(3,122,244)	31,810,302
Net Assets:		
Beginning of period	31,810,302	—
End of period	$28,688,058	$31,810,302
Share Transactions:		
Issued	75,000	3,850,000
Redeemed	(275,000)	(2,450,000)
Change in shares	(200,000)	1,400,000

[a] Commencement of operations

See notes which are an integral part of the Financial Statements.

Financial Highlights

Tactical Income ETF	Six Months ended September 30, 2020 (Unaudited)	June 17, 2019[a] through March 31, 2020
Net Asset Value, Beginning of Period	$22.72	$25.00
Net Investment Income (Loss)	0.02	0.11
Net Realized and Unrealized Gains (Losses) on Investments	1.17	(2.21)
Total from Investment Activities	1.19	(2.10)
Distributions from Net Investment Income	-	(0.14)
Distributions from Net Realized Gains on Investments	-	(0.04)
Total Distributions	-	(0.18)
Net Asset Value, End of Period	$23.91	$22.72
Net Assets at End of Period (000's)	$28,688	$31,810
Total Return at NAV [b][c]	5.22%	(8.44)%
Total Return at Market [b][d]	5.57%	(8.77)%
Ratio of Net Expenses to Average Net Assets[e][f][i]	1.37%	1.29%
Ratio of Gross Expenses to Average Net Assets [e][g][i]	1.51%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets[e]	0.16%	0.61%[j]
Portfolio Turnover[b][h]	4,134%	2,792%

(a) Commencement of operations.
(b) Not annualized for periods less than one year.
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the Advisor voluntarily changed the expense cap from 1.29% to 1.44% on July 1, 2020. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.
(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Excludes the impact of in-kind transactions.
(i) Does not include expenses of the investment companies in which the Fund invests.
(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
See notes which are an integral part of the Financial Statements.

(1) Organization

Collaborative Investment Series Trust (the "Trust") was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Tactical Income ETF. The Fund is a diversified exchange-traded fund whose investment objective is to provide total return. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on June 17, 2019.

Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca"). Market prices for the Shares may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called (Creation Units). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "*Financial Services – Investment Companies*." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the

financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds ("ETFs") traded on a recognized securities exchange are valued at that day's last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of September 30, 2020, while the breakdown, by category, of exchange-traded funds is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Tactical Income ETF		
Common Stocks[(1)]	$1,407,953	$1,407,953
Exchange-Traded Funds	$26,425,156	$26,425,156
Total Investments	$27,833,109	$27,833,109

[(1)] Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may own shares of ETFs that may invest in real estate investments trusts ("REITs") and master limited partnerships ("MLPs") which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to the Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Belpointe Asset Management, LLC (the "Advisor"), a related party, serves as the Fund's investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor 0.84% of its average daily net assets, computed daily and paid monthly. The Advisor pays the sub-advisor, Tuttle Tactical Management, LLC., 0.56% of the net management fees that the Advisor receives.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 1.29% of the Fund's average annual daily net assets ("Expense Cap"). Prior to June 30, 2020, the expense cap for the Fund was 1.29%. Effective July 1, 2020, the Advisor voluntarily changed the expense limit to 1.44%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least July 31, 2021. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Fund's fee waiver and Expense Cap agreement is available in the "Management of the Fund" section of the Fund's prospectus.

As of September 30, 2020, the Advisor may recoup amounts from the Fund as follows:

	Expires 03/31/2023	**Total**
Tactical Income ETF	$32,998	$32,998

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. ("Citi") provides financial administration, transfer agency and portfolio accounting services to the Fund. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Fund's periodic

financial reports on forms prescribed by the Securities and Exchange Commission ("SEC"); (2) calculating the Fund expenses and making required disbursements; (3) calculating the Fund's performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for a Fund's shares, maintains records of the issuance and redemption of the Fund's shares, and acts as the Fund's dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Fund and provides accounting services to the Fund which include the daily calculation of the Fund's NAV. Citi also performs certain other services on behalf of the Fund including providing financial information for the Fund's federal and state tax returns and financial reports required to be filed with the SEC. For these services, the Fund pays Citi a fee accrued daily and paid monthly based on a percentage of the Fund's average daily net assets, subject to a minimum annual fee of $50,000. The fees are as follows:

- 0.030% of the first $1 billion in net assets;
- 0.020% of the net assets of the next $1 billion; and
- 0.010% of the net assets in excess of $2 billion

Collaborative Fund Services LLC ("CFS"), an affiliate of the Advisor, provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS 0.35% of the Fund's average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Custodian Fees

Citibank, N.A. (the "Custodian"), an affiliate of Citi, serves as Custodian for the Fund and safeguards and holds the Fund's cash and securities, settles the Fund's securities transactions, and collects income on the Fund's investments. The Custodian receives fees based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, Empirical Administration, LLC ("Empirical") provides chief compliance officer services to the Trust. The Fund pays Empirical a monthly fee for its compliance services.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2020 were as follows:

	Purchases	Sales
Tactical Income ETF	$1,203,470,080	$1,200,082,894

Purchases and sales of in-kind transactions for the period ended September 30, 2020 were as follows:

	Purchases	Sales
Tactical Income ETF	$ -	$3,377,514

There were no purchases or sale of U.S. government securities during the period ended September 30, 2020.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund's specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as "Due from custodian" and securities related to in-kind redemptions are reflected as "Securities payable related to in-kind transactions" on the Statements of Assets and Liabilities.

As of September 30, 2020, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

As of March 31, 2020, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Tactical Income ETF	$32,907,144	$1,426,813	$(5,218,712)	$(3,791,899)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to wash sale activity.

The tax character of distributions paid during the period ended March 31, 2020 were as follows:

	Distributions paid from			
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Tactical Income ETF	$372,330	$ -	$372,330	$372,330

As of March 31, 2020, the components of distributable earnings/(loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Tactical Income ETF	$520,139	$-	$520,139	$-	$(3,791,899)	$(3,271,760)

Permanent Tax Differences:

As of March 31, 2020, the following reclassifications relating primarily to book versus tax treatment of redemption in-kind transactions and equalization have been made to increase/(decrease) such accounts with offsetting adjustments as indicated:

	Total Distributable Earnings/(Loss)	Paid in Capital
Tactical Income ETF	$749,067	$(749,067)

(7) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund's shares may trade above or below its NAV; (2) an active trading market for a Fund's shares may not develop or be maintained; or (3) trading of the Fund's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the

spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and could result in increased premiums or discounts to the Fund's net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(8) Recently Issued Accounting Standards

In August, 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of September 30, 2020. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

(9) Subsequent Events

Pursuant to a Plan of liquidation approved by the Board on October 8, 2020, the Fund was liquidated effective November 17, 2020.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2020.

<u>Consideration and Approval of Proposed Management Agreement with Belpointe Asset Management, LLC</u>

Nature, Extent and Quality of Service. The Board noted that Belpointe was founded in 2007 and had approximately $1.2 billion in assets under management. They considered that Belpointe provided a wide range of services to individuals and investment companies. The Board reviewed the background information of key Belpointe personnel responsible for servicing the Income ETF, taking into consideration their education and the investment team's diverse financial industry experience. The Board noted that Belpointe attempted to mitigate portfolio risk by continually monitoring the Income ETF's individual investments while also remaining consistent with its investment process and fundamental research. The Board noted Belpointe's long history and depth of experience of the investment team. The Board agreed Belpointe was well staffed with adequate resources to support the Fund. The Board concluded that Belpointe will likely provide quality service to the Fund and its respective shareholders.

Performance. The Board reviewed the investment objective and strategy of the Fund noting the Fund will seek to provide total return. They considered the historical performance of a separately managed account that was managed using a similar strategy proposed for the Fund. The Board discussed the nature of the strategy and they reasoned that the historical performance of the separately managed account indicated that the strategy had the potential to provide positive returns to shareholders.

Fees and Expenses. The Board considered the proposed advisory fee of 0.84% and the Fund's estimated net expense ratio of 1.29%. They discussed the proposed advisory fee in comparison to the independently selected peer group. They noted that the advisory fee was slightly lower than the average of the peer group. With regard to the Fund's expense ratio, the Board noted that the Income ETF's expense ratio was lower than the peer group average. The Board further noted that Belpointe had agreed to implement an expense limitation agreement limiting the expenses to 1.29%. After further discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Belpointe. They noted that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that Belpointe anticipated a modest profit that when expressed as a percentage of revenue was not unreasonable.

Economies of Scale. The Board considered whether economies of scale were appropriate at this time. They noted that based on the Fund's current initial status and anticipated profit level, the absence of breakpoints was acceptable. Belpointe agreed to monitor the growth of the Fund's asset levels and revisit the matter as the Fund grows.

Conclusion. Having requested and received such information from Belpointe as the Board believed to be reasonably necessary to evaluate the terms of the Belpointe Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Belpointe Advisory Agreement was in the best interests of the Fund and its future shareholders.

<u>Consideration and Approval of Proposed Sub-Advisory Agreement with Tuttle Tactical Management, LLC.</u>

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and had $635 million in assets under management. The Board discussed that Tuttle would serve as the sub-adviser to the Income ETF and the Tactical Funds. They observed that Tuttle used trend aggregation to rotate investments among a number of fixed income and non-traditional income ETFs including REITs and MLPs. The Board further noted that the purpose of the strategy was to average returns within a five to nine percent range. The Board reviewed the backgrounds and experience of the Tuttle's key investment personnel. They also expressed their satisfaction with Tuttle's use of a pre-trade and post-trade spreadsheet as a method to ensure compliance with the Fund's investment policies and regulations. The Board expressed its satisfaction with Tuttle's overall experience, operation, and compliance culture. After further discussion, the Board concluded that Tuttle would provide a high level of service to the Fund.

Performance. The Board noted Tuttle's implemented a fixed income strategy for the Strategy Shares Ecological Strategy ETF and Strategy Shares US Market Rotation Strategy ETF. They observed that both funds had positive returns over one-year, three-year, and five-year periods. The Board found it reasonable that Tuttle could provide satisfactory performance for the Fund and its future shareholders.

Fees and Expenses. The Board considered the sub-advisory fee of 0.56% of the adviser's fee. The Board noted that the sub-advisory fee was less than sub-advisory fee on similar ETFs. After further discussion, the Board concluded the sub-advisory fee was reasonable.

Profitability. The Board reviewed the profit estimates for one- and two-year periods. The Board noted that Tuttle is expected to earn a profit in both years in terms of actual dollars and percentage of related to fund assets. The Board considered the quality of services that will be provided by Tuttle and concluded the level of profit was not excessive.

Economies of Scale. The Board discussed whether economies of scale were applicable to the Fund. The Board agreed that the lack of breakpoints was acceptable and that the topic could be revisited at the next renewal or sooner if any of the funds experienced a significant increase in asset growth.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory, and as assisted by the advice of independent counsel, the Board determined that approval of the sub-advisory agreement was in the best interests of the Fund and its future shareholders.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC's web site at <u>http://www.sec.gov</u>. You may also obtain copies by calling the Fund's at 1-855-510-1763, free of charge.

PROXY VOTING

Each Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-855-510-1763. Each Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Each Fund’s proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC's web site at www.sec.gov.

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include: • Social Security number and wire transfer instructions • account transactions and transaction history • investment experience and purchase history When you are *no longer* our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	**Do we share information?**	**Can you limit sharing?**
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	**YES**	**NO**
For our marketing purposes - to offer our products and services to you.	**NO**	**We don't share**
For joint marketing with other financial companies.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your transactions and records.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your credit worthiness.	**NO**	**We don't share**
For our affiliates to market to you	**NO**	**We don't share**
For non-affiliates to market to you	**NO**	**We don't share**
QUESTIONS?	**Call 1-800-595-4866**	

What we do:	Page 2
How does the Collaborative Investment Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Collaborative Investment Series Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only: • sharing for affiliates' everyday business purposes – information about your creditworthiness. • affiliates from using your information to market to you. • sharing for nonaffiliates to market to you. State laws and individual companies may give you additional rights to limit sharing.

Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with affiliates.*
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.*
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • *The Collaborative Investment Series Trust doesn't jointly market.*

This Page Was Left Blank Intentionally

Investment Advisor
Belpointe Asset Management, LLC
125 Greenwich Avenue
Greenwich, CT 06830

Sub-Advisor
Tuttle Tactical Management, LLC
155 Lockwood Road
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant, Dividend Disbursing Agent and Transfer Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Fund's shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Collaborative Investment Series Trust

By (Signature and Title) ______________________________
Gregory Skidmore, Trustee and President

Date 12/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) ______________________________
Gregory Skidmore, Trustee and President

Date 12/1/2020

By (Signature and Title) ______________________________
Adam Snitkoff, Treasurer

Date 12/2/2020